Tax - Other (Details) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax
Current tax expense related to Top-up tax		£ 20	£ 0
Deferred tax asset		1,876	1,894
Deferred tax liability		£ 99	£ 141
UK corporation tax	25.00%	25.00%	23.50%	19.00%
Banking surcharge rate	3.00%	3.00%		8.00%
Tax losses and other temporary differences for which no deferred tax asset has been recognised		£ 23,238	£ 24,438	£ 25,742
Deferred tax assets that have not been recognised		4,960	5,168	5,534
Deferred tax liabilities not recognised		269	256	257
Underlying temporary differences in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of certain overseas branches		1,241	1,005	£ 1,010
Expected future taxation from unrecognised deferred tax liabilities		0
After 10 years
Deferred tax
Tax losses and other temporary differences for which no deferred tax asset has been recognised		4,535
Total losses carried forward
Deferred tax
Deferred tax asset		£ 1,106	1,019
Country of domicile
Deferred tax
Limit of offset of losses carried forward (as a percent)		25.00%
Country of domicile | Total losses carried forward
Deferred tax
Deferred tax asset		£ 1,018	959
NatWest Markets Plc | Total losses carried forward
Deferred tax
Deferred tax asset		0	0
Tax losses and other temporary differences for which no deferred tax asset has been recognised		5,520
National Westminster Bank Plc | Total losses carried forward
Deferred tax
Deferred tax asset		333	362
Tax losses for which deferred tax assets are recognised		£ 1,333
Expected recovery period of unused tax losses		7 years
Tax losses carried forward		£ 2,195
RBS plc | Total losses carried forward
Deferred tax
Deferred tax asset		685	597
Tax losses for which deferred tax assets are recognised		£ 2,740
Expected recovery period of unused tax losses		7 years
Tax losses carried forward		£ 2,948
UBIDAC | Total losses carried forward
Deferred tax
Deferred tax asset		5	5
Tax losses for which deferred tax assets are recognised		40
NWM N.V. | Total losses carried forward
Deferred tax
Deferred tax asset		83	£ 55
Tax losses for which deferred tax assets are recognised		322
Tax losses carried forward		£ 2,308